Trading derivatives (assets and liabilities) and Short positions (Tables)	12 Months Ended
Dec. 31, 2021
Trading derivatives
Financial instruments
Schedule of financial instruments

	12/31/2020		12/31/2021

	Assets	Liabilities	Assets	Liabilities

Interest rate risk	196,402	189,841	95,607	94,515
Currency risk	99,606	95,406	83,653	80,189
Market price risk	163	864	130	1,974
	296,171	286,111	179,390	176,678

Short positions
Financial instruments
Schedule of financial instruments

	12/31/2020	12/31/2021

Securities loans:
Debt instruments	15,263	19,109
Equity instruments	—	14
	15,263	19,123
Short sales:
Debt instruments	102	431
	15,365	19,554